Quarterly Holdings Report
for
Fidelity Advisor® Overseas Fund
July 31, 2025
OS-NPRT3-0925
1.804851.121
Common Stocks - 97.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
JTC PLC (a)(b)	129,400	1,604,677
BELGIUM - 1.1%
Financials - 1.1%
Banks - 1.1%
KBC Group NV	46,775	4,898,115
CANADA - 1.8%
Information Technology - 1.8%
Software - 1.8%
Constellation Software Inc/Canada	2,080	7,175,940
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	2,780	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	22,141	858,891

TOTAL CANADA		8,034,831
CHINA - 1.3%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	82,900	5,804,015
DENMARK - 2.5%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	33,100	1,539,415
Industrials - 1.8%
Air Freight & Logistics - 1.8%
DSV A/S	36,100	8,089,469
Materials - 0.4%
Chemicals - 0.4%
Novonesis Novozymes B Series B	30,130	1,961,450
TOTAL DENMARK		11,590,334
FRANCE - 10.1%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	94,700	4,826,479
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA	2,200	5,400,387
LVMH Moet Hennessy Louis Vuitton SE	481	258,207
		5,658,594
TOTAL CONSUMER DISCRETIONARY		10,485,073

Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
EssilorLuxottica SA	13,525	4,022,290
Industrials - 4.1%
Aerospace & Defense - 4.1%
Safran SA	35,500	11,706,176
Thales SA	25,700	6,913,145
		18,619,321
Information Technology - 1.0%
IT Services - 0.4%
Alten SA	22,075	1,805,006
Software - 0.6%
Dassault Systemes SE	78,300	2,572,254
TOTAL INFORMATION TECHNOLOGY		4,377,260

Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	43,211	8,501,184
TOTAL FRANCE		46,005,128
GERMANY - 13.4%
Communication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Deutsche Telekom AG	265,900	9,536,749
Financials - 5.6%
Capital Markets - 1.8%
Deutsche Boerse AG	29,003	8,393,103
Insurance - 3.8%
Allianz SE	23,623	9,335,291
Hannover Rueck SE	24,329	7,396,398
		16,731,689
TOTAL FINANCIALS		25,124,792

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	59,200	2,836,128
Industrials - 0.9%
Aerospace & Defense - 0.9%
MTU Aero Engines AG	9,700	4,186,537
Information Technology - 3.3%
Software - 3.3%
SAP SE	52,900	15,127,062
Materials - 0.9%
Construction Materials - 0.9%
Heidelberg Materials AG	18,600	4,290,923
TOTAL GERMANY		61,102,191
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd/Gandhinagar	185,484	4,260,204
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	7,133,600	3,575,329
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	54,600	4,526,787
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (c)(e)	2,300	216,545
ITALY - 5.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	73,100	1,972,089
Financials - 3.5%
Banks - 3.5%
FinecoBank Banca Fineco SpA	219,863	4,696,991
UniCredit SpA	149,089	10,969,052
		15,666,043
Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(b)(c)	28,462	159,318
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	71,320	4,102,076
TOTAL HEALTH CARE		4,261,394

Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	18,000	738,676
TOTAL ITALY		22,638,202
JAPAN - 15.1%
Communication Services - 2.4%
Entertainment - 2.4%
Capcom Co Ltd	109,900	2,797,585
Nintendo Co Ltd	95,700	7,998,505
		10,796,090
Consumer Staples - 1.6%
Food Products - 1.6%
Ajinomoto Co Inc	281,000	7,434,260
Financials - 2.1%
Insurance - 2.1%
Tokio Marine Holdings Inc	236,289	9,487,694
Health Care - 1.7%
Health Care Equipment & Supplies - 1.7%
Hoya Corp	61,531	7,762,923
Industrials - 5.4%
Industrial Conglomerates - 2.8%
Hitachi Ltd	413,700	12,659,490
Machinery - 1.9%
Ebara Corp	98,400	1,796,866
Mitsubishi Heavy Industries Ltd	290,900	6,945,644
		8,742,510
Professional Services - 0.7%
BayCurrent Inc	59,400	3,410,751
TOTAL INDUSTRIALS		24,812,751

Information Technology - 1.9%
IT Services - 0.3%
TIS Inc	42,727	1,363,073
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	49,700	3,305,007
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	184,400	3,824,868
TOTAL INFORMATION TECHNOLOGY		8,492,948

TOTAL JAPAN		68,786,666
NETHERLANDS - 3.8%
Communication Services - 0.9%
Entertainment - 0.9%
Universal Music Group NV	143,700	4,133,807
Industrials - 1.8%
Professional Services - 1.2%
Wolters Kluwer NV	33,123	5,167,256
Trading Companies & Distributors - 0.6%
IMCD NV	24,850	2,731,521
TOTAL INDUSTRIALS		7,898,777

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	6,238	4,364,540
Software - 0.1%
Topicus.com Inc (c)	6,230	854,287
TOTAL INFORMATION TECHNOLOGY		5,218,827

TOTAL NETHERLANDS		17,251,411
SPAIN - 4.3%
Financials - 4.3%
Banks - 4.3%
Banco Santander SA	1,260,300	10,826,975
CaixaBank SA	930,000	8,749,729

TOTAL SPAIN		19,576,704
SWEDEN - 1.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	124,837	2,204,900
Industrials - 1.0%
Machinery - 1.0%
Indutrade AB	180,725	4,401,240
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (c)(d)(f)	7,253	151,140
TOTAL SWEDEN		6,757,280
SWITZERLAND - 1.2%
Financials - 0.9%
Capital Markets - 0.9%
Partners Group Holding AG	2,860	3,878,473
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	18,800	1,806,296
TOTAL SWITZERLAND		5,684,769
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	208,300	8,001,307
UNITED KINGDOM - 16.4%
Consumer Discretionary - 3.1%
Hotels, Restaurants & Leisure - 3.1%
Compass Group PLC	256,154	9,001,117
InterContinental Hotels Group PLC	46,128	5,306,574
		14,307,691
Financials - 5.1%
Banks - 1.8%
NatWest Group PLC	1,189,000	8,253,542
Capital Markets - 3.3%
3i Group PLC	154,400	8,436,751
London Stock Exchange Group PLC	53,800	6,557,956
		14,994,707
TOTAL FINANCIALS		23,248,249

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
ConvaTec Group PLC (a)(b)	633,800	1,953,623
Industrials - 6.7%
Aerospace & Defense - 3.6%
BAE Systems PLC	172,700	4,120,733
Rolls-Royce Holdings PLC	850,300	12,068,292
		16,189,025
Professional Services - 2.1%
Intertek Group PLC	43,600	2,844,469
RELX PLC	129,584	6,733,326
		9,577,795
Trading Companies & Distributors - 1.0%
Diploma PLC	61,267	4,353,080
TOTAL INDUSTRIALS		30,119,900

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Halma PLC	115,567	4,963,318
TOTAL UNITED KINGDOM		74,592,781
UNITED STATES - 15.6%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (c)	3,200	2,004,928
Financials - 4.0%
Capital Markets - 1.3%
S&P Global Inc	11,031	6,079,184
Financial Services - 1.2%
Visa Inc Class A	16,100	5,562,067
Insurance - 1.5%
Marsh & McLennan Cos Inc	32,630	6,499,896
TOTAL FINANCIALS		18,141,147

Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Alcon AG	72,480	6,408,758
Industrials - 5.4%
Commercial Services & Supplies - 1.6%
Waste Connections Inc	38,258	7,144,107
Electrical Equipment - 2.3%
Schneider Electric SE	40,800	10,558,772
Professional Services - 1.5%
Experian PLC	131,300	6,918,295
TOTAL INDUSTRIALS		24,621,174

Materials - 4.4%
Chemicals - 1.5%
Linde PLC	15,034	6,919,549
Construction Materials - 2.9%
Amrize Ltd	60,610	3,063,892
CRH PLC	53,200	5,077,940
Holcim AG	60,610	4,833,644
		12,975,476
TOTAL MATERIALS		19,895,025

TOTAL UNITED STATES		71,071,032
TOTAL COMMON STOCKS (Cost $300,927,559)		445,978,308

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	5,614,636	5,615,759
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	221,078	221,100
TOTAL MONEY MARKET FUNDS (Cost $5,836,859)			5,836,859

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $306,764,418)	451,815,167
NET OTHER ASSETS (LIABILITIES) - 0.9%	3,905,157
NET ASSETS - 100.0%	455,720,324

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,576,509 or 1.0% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,717,618 or 0.8% of net assets.

(c)	Non-income producing.
(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,140 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	479,694

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,788,487	88,188,579	88,361,307	225,159	-	-	5,615,759	5,614,636	0.0%
Fidelity Securities Lending Cash Central Fund	141,774	11,949,935	11,870,609	9,222	-	-	221,100	221,078	0.0%
Total	5,930,261	100,138,514	100,231,916	234,381	-	-	5,836,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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